Deposits and Subordinated Debt	6 Months Ended
Apr. 30, 2021
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Deposits and Subordinated Debt
Note 4: Deposits and Subordinated Debt
Deposits

	Payable on demand				Payable		Payable on
(Canadian $ in millions)	Interest bearing		Non-interest bearing		after notice		a fixed date (4)(5)		Total
	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020	April 30, 2021	October 31, 2020
Deposits by:
Banks (1)	4,706	3,594	1,809	2,460	1,226	1,231	18,116	31,540	25,857	38,825
Business and government	48,307	44,111	49,129	44,258	134,966	124,813	185,559	187,497	417,961	400,679
Individuals	4,283	4,661	34,034	30,369	113,890	111,905	61,176	72,595	213,383	219,530
Total (2) (3)	57,296	52,366	84,972	77,087	250,082	237,949	264,851	291,632	657,201	659,034
Booked in:
Canada	47,234	41,855	74,732	67,873	122,465	112,543	164,780	185,655	409,211	407,926
United States	9,790	8,818	10,177	9,170	126,367	124,129	73,666	78,175	220,000	220,292
Other countries	272	1,693	63	44	1,250	1,277	26,405	27,802	27,990	30,816
Total	57,296	52,366	84,972	77,087	250,082	237,949	264,851	291,632	657,201	659,034

(1)	Includes regulated and central banks.
(2)	Includes structured notes and metals deposits designated at FVTPL (Note 6).
(3)
Included in deposits as at April 30, 2021 and October 31, 2020 are $326,410 million and $322,951 million, respectively, of deposits denominated in U.S. dollars, and $28,213 million and $32,254 million, respectively, of deposits denominated in other foreign currencies.

(4)
Includes $27,561 million of senior unsecured debt as at April 30, 2021 subject to the Bank Recapitalization
(Bail-In)
regime ($25,651 million as at October 31, 2020). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(5)
Deposits totalling $22,649 million as at April 30, 2021 ($27,353 million as at October 31, 2020) can be early redeemed (either fully or partially) by customers without penalty. As we do not expect a significant amount to be redeemed before maturity, we have classified them based on their remaining contractual maturities.

The following table presents deposits payable on a fixed date and greater than one hundred thousand dollars:

(Canadian $ in millions)	Canada	United States	Other	Total
As at April 30, 2021	140,347	68,999	26,403	235,749
As at October 31, 2020	158,475	72,186	27,799	258,460
The following table presents the maturity schedule for deposits payable on a fixed date and greater than one hundred thousand dollars, which are booked in Canada:

(Canadian $ in millions)	Less than 3 months	3 to 6 months	6 to 12 months	Over 12 months	Total
As at April 30, 2021	21,330	15,725	25,016	78,276	140,347
As at October 31, 2020	18,081	29,679	28,109	82,606	158,475
Subordinated Debt
During the three and six months ended April 30, 2021, we did not issue any subordinated debt. On April 20, 2021, we announced our intention to redeem all of our $1,250 million 3.32% Series I Medium-Term Notes First Tranche on June 1, 2021.
On December 8, 2020, we redeemed all of our outstanding $1,000 million subordinate debentures, Series H Medium-Term Notes Second Tranche, at a redemption price of 100 percent of the principal amount plus unpaid accrued interest to, but excluding, the redemption date.